Financial Instruments and Risk Management (Details) - Schedule of cash flows of financial liabilities - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Up to 1 year [Member]
Financial Instruments and Risk Management (Details) - Schedule of cash flows of financial liabilities [Line Items]
Other payables	$ 719	$ 611
Lease liabilities	381	305
Trade payables	150	93
Loan from the IIA
Total	1,250	1,009
Between 1 and 3 years [Member]
Financial Instruments and Risk Management (Details) - Schedule of cash flows of financial liabilities [Line Items]
Other payables
Lease liabilities	635	537
Trade payables
Loan from the IIA	24	7
Total	659	544
More than 3 years [Member]
Financial Instruments and Risk Management (Details) - Schedule of cash flows of financial liabilities [Line Items]
Other payables
Lease liabilities	374	678
Trade payables
Loan from the IIA	776	868
Total	$ 1,150	$ 1,546